EARNINGS PER SHARE (Tables)	10 Months Ended
Mar. 31, 2026
Earnings Per Share [Abstract]
SCHEDULE OF BASIC AND DILUTED NET EARNINGS PER SHARE

Schedule of basic and diluted net earnings per share

(in thousands of U.S. dollars, except share amounts and per share data)	For the period from June 6, 2025 (inception) to March 31, 2026
Numerator:
Net loss – basic and diluted	$(88,276)
Denominator:
Weighted-average ordinary shares used in computing net earnings per share – basic and diluted	1
Net loss per share, basic and diluted*	$(88,276)